Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Compensation of key Management Personnel	The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

	Year ended December 31
	2020	2019
Salary and employee benefits	$4.5	$2.2
Termination benefits	0	0.9
Share-based payments (1)	1.7	1.1

	$6.2	$4.2

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.